Summary of significant accounting policies (Contract Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Summary of significant accounting policies
Balance	$ 6
Acquisition of Suns Tower Limited		$ 10
Revenue recognized from beginning contract liability balance	(6)	(10)
Advances received from customers related to unsatisfied performance obligations	8	6
Balance	$ 8	$ 6